Note 14 - Contingently Redeemable Noncontrolling Interests - Redeemable Noncontrolling Interests, Net of Issuance Costs (Details) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Balance
Issuance	5,196
Balance	$ 5,196